Discontinued Operations of Barnes & Noble Education, Inc.	12 Months Ended
Apr. 29, 2017
Discontinued Operations of Barnes & Noble Education, Inc.
2.	Discontinued Operations of Barnes & Noble Education, Inc.

The Company has recognized the separation of B&N Education in accordance with Accounting Standards Codification (ASC) 205-20, Discontinued Operations. As such, the historical results of Barnes & Noble Education have been adjusted to include pre-spin B&N Education results and separation-related costs and exclude corporate allocations with B&N Retail, and have been classified as discontinued operations. Additionally, discontinued operations for fiscal 2016 included investment banking fees (as they directly related to the Spin-Off).

The following financial information presents the discontinued operations for fiscal 2016 and fiscal 2015:

	Fiscal 2016	Fiscal 2015
Sales	$238,983	$1,772,389
Cost of sales and occupancy	186,697	1,325,814

Gross profit	52,286	446,575
Selling and administrative expenses	94,933	353,087
Depreciation and amortization	13,100	50,509

Operating income (loss) from discontinued operations	(55,747)	42,979
Interest expense, net and amortization of deferred financing fees	3	210

Income (loss) before income taxes from discontinued operations	(55,750)	42,769
Income taxes	(16,604)	39,045

Net income (loss) from discontinued operations	$(39,146)	$3,724

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations:

May 2, 2015
Carrying amounts of assets included as part of discontinued operations:
Cash and cash equivalents	$59,714
Receivables, net	38,311
Merchandise inventories, net	297,425
Prepaid expenses and other current assets	52,176

Total current assets	447,626

Property and equipment:
Buildings and leasehold improvements	149,065
Fixtures and equipment	335,404

484,469
Less accumulated depreciation and amortization	376,911

Net property and equipment	107,558

Goodwill	274,070
Intangible assets, net	198,190
Other non-current assets	39,883

Total assets classified as discontinued operations in the consolidated balance sheet	$1,067,327

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$170,490
Accrued liabilities	133,123

Total current liabilities	303,613
Long-term deferred taxes	41,924
Other long-term liabilities	34,093

Total liabilities classified as discontinued operations in the consolidated balance sheet	$379,630